UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05340
Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2013 – May 31, 2014
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2014
Vanguard New Jersey Tax-Exempt Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New Jersey Tax-Exempt Money Market Fund.	12
New Jersey Long-Term Tax-Exempt Fund.	27
About Your Fund’s Expenses.	55
Trustees Approve Advisory Arrangements.	57
Glossary.	58

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended May 31, 2014
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New Jersey Tax-Exempt Money Market
Fund	0.01%	0.02%	0.00%	0.00%	0.00%
Other States Tax-Exempt Money Market Funds
Average					0.00
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	2.61%	4.64%	1.93%	4.57%	6.50%
Admiral™ Shares	2.69	4.79	1.97	4.57	6.54
Barclays NJ Municipal Bond Index					5.64
New Jersey Municipal Debt Funds Average					6.50

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the New Jersey Tax-Exempt Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2013, Through May 31, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New Jersey Long-Term Tax-Exempt
Fund
Investor Shares	$11.66	$12.17	$0.218	$0.022
Admiral Shares	11.66	12.17	0.223	0.022

Dear Shareholder,

Municipal bonds rebounded during the six months ended May 31, 2014, seeming to leave many of 2013’s challenges in the rearview mirror. The broad tax-exempt market’s return was almost twice that of the broad U.S. taxable bond market—and was not far behind the return of the broad U.S. stock market.

In this favorable environment, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 6.50% for Investor Shares and 6.54% for Admiral Shares—almost 1 percentage point ahead of the results of both its state-specific benchmark index and the nationwide Barclays Municipal Bond Index. Your fund’s return was in line with the average of its peer funds. With short-term interest rates still near zero, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.00%.

Amid robust demand and limited supply, tax-exempt bond prices rose: The Long-Term Fund’s capital return (from price appreciation) was more than double that of its interest income. This helped the fund notch its best fiscal-first-half return since 2009, and one of its highest ever. But we shouldn’t expect such exceptionally strong returns of municipal bonds to continue, especially given current low bond yields.

As bond prices rose during the period, the Long-Term Fund’s 30-day SEC yield for Investor Shares fell from 3.25% as of November 30 to 2.61% at the end of May. (Bond yields and prices move in opposite directions.) The 7-day SEC yield for the Money Market Fund closed the half year unchanged at 0.01%.

Please note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Taxable bond yields retreated, and stocks continued to rise

Over the six months, the broad U.S. taxable bond market returned 3.28%. The yield of the benchmark 10-year Treasury note ended the period at 2.47%, down from 2.74% on November 30 and almost 3% on December 31.

It’s worth remembering that these low yields imply lower future returns: As yields tumble, the scope for further declines—and increases in prices—diminishes. This, of course, is true of both taxable and tax-exempt bonds. The Federal Reserve’s target of 0%–0.25% for short-term interest rates continued to restrict returns for savings accounts as well as money market funds.

Market Barometer
	Total Returns
	Periods Ended May 31, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.28%	2.71%	4.96%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.63	3.05	5.59
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

Stocks
Russell 1000 Index (Large-caps)	7.71%	20.90%	18.77%
Russell 2000 Index (Small-caps)	-0.10	16.79	19.32
Russell 3000 Index (Broad U.S. market)	7.08	20.57	18.82
FTSE All-World ex US Index (International)	4.79	14.65	10.79

CPI
Consumer Price Index	2.07%	2.13%	2.15%

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 3.69%.

U.S. stocks, meanwhile, returned about 7% for the half year. Results were positive in five of the six months, declining in January as investors focused on China’s slow growth but then resuming their spirited advance. The Standard & Poor’s 500 Index closed the period at a record high.

International stocks, in aggregate, advanced about 5%. Emerging markets and the developed markets of the Pacific region showed some improvement after declines related to the slowdown in China. But they still lagged the robust performance of European stocks.

Maturity and sector selections helped boost the bond fund’s returns

The recent performance of municipal bonds serves as an example of how holding steady with your investments can work out better than trying to time the markets. May 2013 was the worst May for munis in more than two decades, in part because the Fed began bracing investors for a trimming of its stimulative bond-buying program. Investors who headed for the exits as munis ended the 2013 fiscal year in negative territory probably missed out on 2014’s powerful rally, especially among longer-maturity and lower-rated bonds.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Tax-Exempt Money
Market Fund	0.16%	—	0.61%
New Jersey Long-Term Tax-Exempt
Fund	0.20	0.12%	0.97

The fund expense ratios shown are from the prospectus dated March 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2014, the funds’ annualized expense ratios were: for the New Jersey Tax-Exempt Money Market Fund, 0.09%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the New Jersey Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the New Jersey Tax-Exempt Money Market Fund, Other States Tax-Exempt Money Market Funds; for the New Jersey Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds.

Supply and demand factors worked together to lift tax-exempt bond returns for the first half of the new fiscal year. Nationwide, muni issuance for the first five months of 2014 was about 25% below a year earlier (according to The Bond Buyer, an industry newspaper). Many borrowers still shied away from initiating

Despite the headlines, muni credit quality remains strong

News reports tracking Detroit’s bankruptcy proceedings and Puerto Rico’s continuing fiscal struggles have added to investors’ concerns about the financial strength of state and local governments across the country. But it would be a mistake to paint the more than 55,000 issuers in the $3.7 trillion municipal bond market with the same brush.[1]

To be sure, some muni issuers face challenges because of unfunded pensions and health care costs. That’s why we believe that in-depth credit research and monitoring are particularly important when investing in this segment of the bond market. That said, U.S. investment-grade muni bonds have a high credit-quality profile overall, especially compared with corporate bonds. As the chart below illustrates, more than 60% of bonds in the Barclays Municipal Bond
Index fall into the two highest credit-rating categories (Aaa and Aa) as measured by Moody’s
Investors Service. The comparable figure for bonds in the Barclays U.S. Corporate Investment
Grade Bond Index is about 11%.

Municipal and corporate investment-grade bonds compared by credit rating

Note: Data as of May 30, 2014.
Sources: Moody’s Investors Service, Barclays, and Vanguard.

1 Number of issuers is from the Municipal Securities Rulemaking Board; size of the municipal bond market is from the Securities Industry and Financial Markets Association.

capital projects that would add to debt, and opportunities to cut borrowing costs by refinancing have largely run their course.

On the demand side, concerns about Detroit’s bankruptcy and Puerto Rico’s continuing financial troubles hung over the market as this fiscal year began. But as muni yields reached attractive levels (both on an absolute basis and relative to Treasuries and corporate bonds), banks, insurance companies, and hedge funds were enticed to buy. Individuals in high income tax brackets—the traditional buyer base for munis—also stepped back in, given the added allure of tax-exempt securities in light of those buyers’ increased tax rates. Economic factors such as winter-related weakness in the U.S. economy and slowing growth in China also supported demand. And munis benefited from their safe-haven status amid geopolitical turmoil between Russia and Ukraine.

Many of the drivers that played out across the nation also applied in New Jersey. Tax-exempt bond issuance in the state during the first five months of 2014 dropped off much more steeply than the national average, and demand was strong. And a development worth noting: This spring, three major credit-rating agencies downgraded New Jersey’s general obligation bonds by one notch, citing the state’s structurally unbalanced budget and spending pressures. (The bonds are still rated investment-grade.)

With investors searching for yield, the decisions made by Vanguard Fixed Income Group, the New Jersey funds’ advisor, were generally well-rewarded in the Long-Term Fund and helped boost its returns. For example, the advisor favored some higher-yielding bonds with longer maturities, which were among the best performers. The advisor also found pockets of value among some lower-rated health care bonds that performed well.

For more about the funds’ strategy and performance during the fiscal half year, please see the Advisor’s Report that follows this letter.

For better results later, pull the savings lever now

Given the nature of my job, I’m often asked for investment advice—whether I’m at an industry conference or a family gathering. The best guidance I can give? Develop good savings habits. Being a dedicated saver is the first and most important step to becoming a successful investor.

Jack Brennan, my friend and predecessor as Vanguard CEO, devoted an entire chapter to the topic of savings in his 2002 book, Straight Talk on Investing. I think it’s the most valuable chapter in a very valuable book.

As Jack noted, saving is integral to investing. Vanguard’s deeply held investment principles––goals, balance, cost, and discipline––mean nothing if you have no savings to invest in the first place.

We can’t control how the financial markets perform, but we can control how much we save. And it’s those savings that can most affect how much wealth we build.

A Vanguard research paper noted that “increasing the savings rate can have substantially more positive impact on wealth accumulation than shifting to a more aggressive portfolio.” (You can read the full paper, Penny Saved, Penny Earned, at vanguard.com/research.)

Small shifts from spending to savings can make a meaningful difference. Here’s an example, similar to one Jack cites in his book: A $3 latte each business day adds up to about $750 per year. If instead of buying lattes you invested that $750 annually and earned a 3% return including reinvested dividends, you’d end up with about $20,100 after 20 years.

There are a variety of ways to save effectively. First and foremost, if at all possible, contribute to a 401(k), an IRA, or a similar plan to maximize any tax-advantaged opportunities. Whatever you do, pay yourself first. As Warren Buffett said, “Don’t save what is left after spending; spend what is left after saving.”

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 13, 2014

Advisor’s Report

For the six months ended May 31, 2014, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.00%, on par with the average return of peer-group funds, as short-term interest rates remained near zero. Vanguard New Jersey Long-Term Tax-Exempt Fund returned 6.50% for Investor Shares and 6.54% for Admiral Shares—almost 1 percentage point ahead of the results of its state-specific benchmark index and in line with its peer-group average.

The investment environment

Municipal bonds performed strongly at the national level and in New Jersey over the half year, despite challenges, as investors were drawn back into the market and supply was relatively light.

As the period began, muni valuations were cheap after the sharp slump last year that was precipitated by talk of the Federal Reserve’s tapering its bond-buying program. But the Fed eventually persuaded the markets that dialing back its purchases of about $85 billion per month of U.S. Treasuries and mortgage-backed securities did not mean it would soon raise interest rates. Starting in January, even as the Fed gradually reduced its purchases (to $45 billion per month at the end of the period), bond prices rose and yields moved lower—confounding expectations.

The tax advantages of munis made them more attractive to individuals higher up the income ladder, who faced increased tax rates beginning in 2013. Nontraditional

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2013	2014
2 years	0.33%	0.15%
5 years	1.16	0.86
10 years	2.65	2.05
30 years	4.10	3.26
Source: Vanguard.

buyers such as financial firms also bought in as muni yields became more attractive relative to taxable bonds, further pulling up muni prices.

At times, media attention to the fiscal woes of Puerto Rico and Detroit weighed on investor sentiment. In February, Puerto Rico, the third-largest bond issuer after California and New York, saw its general obligation bonds downgraded to junk status (below investment-grade) by major credit-rating agencies as it struggled with a weak economy, a budget deficit, and a large debt load. Detroit’s bankruptcy proceedings took some sharp turns amid wrangling over how much pension funds and bondholders would receive in a final settlement.

Muni investors, however, began to look past such outliers to see that many muni issuers have made further progress in putting their fiscal houses in order following the Great Recession. For states as a whole, tax revenues have been rising for four years. And many local governments are in better shape now that property taxes, which make up a substantial part of their total revenues, have started to pick up with the recovery in the housing market.

In New Jersey, however, the pace of economic recovery has lagged the nation’s, in part because of the setbacks dealt by Hurricane Sandy in 2012. The state unemployment rate in May was 6.8% compared with 6.3% nationally.

All three major credit-rating agencies downgraded the state’s general obligation bonds by one notch, citing recurring revenue shortfalls and structurally unbalanced budgets, coupled with spending pressures including underfunded pension obligations. (The bonds are now rated A-plus, still investment-grade.) And Governor Chris Christie announced an anticipated budget shortfall of about $800 million for the state fiscal year that ends June 30.

As for spending, many state and local governments remained in austerity mode, trying to contain costs where possible and taking steps to reform employee pensions and benefits. This belt-tightening meant a further decline in the volume of muni bonds issued. For the first five months of 2014, total issuance by New Jersey borrowers was down nearly 50% from a year earlier, compared with a 25% decrease nationally (as reported by The Bond Buyer).

Management of the funds

For the six months, we focused in the Long-Term Fund on opportunities where we believed we would be well-compensated for holding more risk than the benchmark. That proved to be the case with our selective purchase of longer-maturity bonds. These securities, which had fallen out of favor in 2013 as investors expected interest rates to keep rising, contributed to our performance this year as rates actually moved lower.

Our analysis also identified relative value among premium callable bonds. Because they can be redeemed before their maturity date, and therefore carry more reinvestment risk, they provided a higher yield than noncallable bonds. The Long-Term Fund also benefited from our selections among bonds with lower credit ratings, such as some in health care—a key engine of New Jersey’s economy. Such bonds performed well as investors continued to reach for yield.

For the Money Market Fund, the Fed’s policy of anchoring short-term rates near zero remained a challenge. Nevertheless, we were able to support returns using several relative value and income strategies involving credit sectors, security selection, and structural opportunities.

Credit analysis, an increasingly important tool for navigating the muni market, was a positive as well for both funds. The original, in-depth research conducted by our in-house credit analysts helped to identify securities that appeared to offer the most value. It also helped us largely avoid those bonds that might not adequately compensate investors for the risk assumed as well as those, such as Puerto Rican issues, that might contribute excessive volatility. Our conservative stance toward Puerto Rico did hold back performance compared with some of our peers, as Puerto Rican bonds performed strongly during the period.

A word about Puerto Rico: Although the commonwealth’s financial challenges persist, its government marketed $3.5 billion of general obligation bonds in March—an oversubscribed offering that was the muni market’s largest-ever sale of junk bonds. Because Puerto Rican bonds are triple-tax-exempt in all states, they are held in many state-specific funds. We reduced our holdings of these bonds long before the headlines in 2013. Importantly, your funds are not exposed to Puerto Rico credit risk, because of the structure of the few bonds we hold (which are either prerefunded or escrowed to maturity with U.S. Treasury bonds).

A look ahead

Given munis’ strong six-month performance that put them at much fuller valuations, returns may be more modest for the rest of 2014, with income—rather than price appreciation—the likely primary driver of performance.

We expect economic growth to accelerate, allowing the Fed to wrap up its bond purchases by year-end and to begin slowly tightening the federal funds target rate in the second half of 2015. The tightening is likely to end, however, at a level below the historical average.

After the strong rally that left yields relatively low, we are entering the second half of the fiscal year in a more defensive stance, with shorter-than-benchmark durations. And because investors are likely to keep reaching for yield, we remain overweighted to bonds with longer maturities as well as to sectors offering an attractive reward for the level of risk taken. We are comfortable with the credit-rating mix of the bonds we hold, including those rated single-A and below.

As an eventual tightening of monetary policy is likely to mean more market volatility, we will continue to maintain above-average liquidity to take advantage of any pricing dislocations that may occur.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek opportunities to add to the funds’ performance through security selection.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Mathew M. Kiselak, Principal,
Portfolio Manager

John M. Carbone, Principal,
Portfolio Manager

Vanguard Fixed Income Group

June 19, 2014

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2014

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	53 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 27, 2014, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2014, the annualized expense ratio was 0.09%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the annualized six-month expense ratio was 0.16%.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2003, Through May 31, 2014
		Spliced NJ
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2004	1.03%	0.55%
2005	2.17	1.63
2006	3.25	2.74
2007	3.60	3.12
2008	2.27	1.90
2009	0.45	0.25
2010	0.11	0.01
2011	0.06	0.00
2012	0.04	0.01
2013	0.01	0.00
2014	0.00	0.00
7-day SEC yield (5/31/2014): 0.01%

For a benchmark description, see the Glossary.
Spliced New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2014, performance data reflect the six months ended May 31, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Tax-Exempt Money
Market Fund	2/3/1988	0.01%	0.08%	1.26%

See Financial Highlights for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.5%)
New Jersey (100.6%)
Bergen County NJ Improvement Authority	3.000%	2/15/15	1,830	1,867
Bernards Township NJ School District GO	1.000%	1/1/15	2,305	2,316
Burlington County NJ BAN	0.750%	5/19/15	50,000	50,298
Burlington County NJ Bridge
Commission Revenue	5.000%	10/15/14	1,000	1,018
Burlington County NJ Bridge
Commission Revenue BAN	1.250%	11/19/14	13,250	13,313
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group) VRDO	0.050%	6/6/14 LOC	29,970	29,970
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.060%	6/6/14 LOC	49,500	49,500
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.050%	6/6/14 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	6/6/14 LOC	40,910	40,910
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	6/6/14 LOC	37,845	37,845
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.050%	6/6/14 LOC	29,635	29,635
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.050%	6/6/14 LOC	4,900	4,900
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project) VRDO	0.060%	6/6/14 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.040%	6/6/14 LOC	4,100	4,100
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.040%	6/6/14 LOC	13,725	13,725
Freehold Township NJ BAN	1.000%	12/16/14	11,855	11,904
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.010%	6/2/14	29,080	29,080
Hopewell Township NJ BAN	0.750%	4/10/15	9,227	9,276
Hudson County NJ BAN	2.000%	12/5/14	1,000	1,009

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
Hudson County NJ Improvement Authority BAN	1.000%	12/10/14	7,500	7,524
1 Madison Borough NJ Board of Education
GO TOB VRDO	0.060%	6/6/14 LOC	11,555	11,555
Mahwah Township NJ BAN	1.000%	6/6/14	3,150	3,150
Mercer County NJ BAN	1.000%	12/2/14	20,000	20,082
2 Middlesex County NJ BAN	0.750%	6/5/15	24,200	24,350
Middlesex County NJ Improvement Authority	3.000%	9/15/14	1,535	1,548
Monmouth County NJ GO	2.000%	3/1/15	3,340	3,387
Monmouth County NJ GO	2.000%	3/1/15	440	446
Monmouth County NJ GO	2.000%	3/1/15	290	294
Monmouth County NJ Improvement Authority
Lease Revenue (Capital Equipment Pooled)	1.000%	10/1/14	3,090	3,098
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	2.000%	12/4/14	11,000	11,103
Monroe Township NJ Board of Education GO	4.250%	8/1/14 (Prere.)	1,585	1,596
Morris County NJ GO	1.000%	11/15/14	1,168	1,172
Morris County NJ GO	0.500%	2/1/15	1,000	1,002
Morris Township NJ BAN	1.000%	11/14/14	16,381	16,439
New Jersey Building Authority Revenue	5.000%	6/15/14 (ETM)	2,600	2,605
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (New Jersey
Natural Gas Co.) VRDO	0.040%	6/2/14	4,845	4,845
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (New Jersey
Natural Gas Co.) VRDO	0.050%	6/2/14	6,000	6,000
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (New Jersey
Natural Gas Co.) VRDO	0.050%	6/2/14	1,000	1,000
New Jersey Economic Development Authority
Revenue	5.000%	9/1/14 (Prere.)	2,200	2,226
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.050%	6/6/14 LOC	9,300	9,300
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.060%	6/2/14 LOC	1,335	1,335
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.060%	6/2/14 LOC	3,700	3,700
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.050%	6/13/14	7,155	7,155
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.050%	6/6/14 LOC	12,600	12,600
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.060%	6/6/14	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project) VRDO	0.060%	6/2/14 LOC	28,800	28,800
New Jersey Economic Development Authority
Revenue (Job Haines Home Project) VRDO	0.060%	6/6/14 LOC	3,400	3,400
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project) VRDO	0.040%	6/6/14 LOC	7,345	7,345
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.050%	6/6/14 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Ranney School Project) VRDO	0.050%	6/6/14 LOC	21,490	21,490
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14 (Prere.)	2,525	2,556

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/14 (Prere.)	1,500	1,519
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/14 (ETM)	1,000	1,028
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,036
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,036
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	1,000	1,037
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	2,045	2,121
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	1,700	1,765
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	1,360	1,412
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	1,250	1,298
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	5,200	5,399
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	11,605	11,745
New Jersey Economic Development Authority
Revenue (United Methodist Homes)	6.250%	7/1/14 (Prere.)	5,800	5,944
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.010%	6/2/14	2,700	2,700
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.060%	6/2/14	8,400	8,400
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.060%	6/2/14	5,450	5,450
New Jersey Economic Development Authority
School Revenue (Blair Academy Project) VRDO	0.040%	6/6/14 LOC	12,925	12,925
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.040%	6/6/14	23,300	23,300
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.050%	6/6/14	17,225	17,225
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses) VRDO	0.070%	6/6/14 LOC	8,160	8,160
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.125%	7/1/14 (Prere.)	1,825	1,832
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.060%	6/6/14	2,665	2,665
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.070%	6/6/14	2,165	2,165
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/14 (Prere.)	1,250	1,255
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/14 (Prere.)	1,565	1,571
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.050%	6/6/14 LOC	14,310	14,310
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.375%	7/1/14 (Prere.)	2,500	2,510

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/14	1,025	1,037
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/14	1,245	1,260
1 New Jersey Environmental Infrastructure
Trust Revenue TOB VRDO	0.060%	6/6/14	4,015	4,015
New Jersey GO	5.250%	7/1/14	1,525	1,531
New Jersey GO	5.000%	8/1/14	13,000	13,105
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.050%	6/6/14 LOC	26,285	26,285
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.060%	6/6/14 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.060%	6/6/14 LOC	19,500	19,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.060%	6/6/14 LOC	17,100	17,100
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.060%	6/6/14 LOC	13,750	13,750
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)
VRDO	0.050%	6/6/14 LOC	16,140	16,140
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.040%	6/6/14 LOC	3,765	3,765
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.030%	6/6/14 LOC	15,000	15,000
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.040%	6/6/14 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.050%	6/6/14 LOC	13,905	13,905
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.040%	6/6/14 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.040%	6/2/14 LOC	10,000	10,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.060%	6/2/14 LOC	8,800	8,800
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.040%	6/6/14 LOC	14,000	14,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.040%	6/6/14 LOC	1,700	1,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.040%	6/6/14 LOC	4,530	4,530
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.040%	6/6/14 LOC	13,200	13,200
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.070%	6/6/14	4,620	4,620
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.100%	6/6/14 LOC	3,155	3,155

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.100%	6/6/14 LOC	3,995	3,995
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.210%	6/6/14	11,550	11,550
New Jersey Highway Authority Revenue
(Garden State Parkway)	5.500%	1/1/15 (ETM)	2,850	2,939
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.060%	6/6/14 LOC	6,830	6,830
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.040%	6/6/14	11,075	11,075
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.040%	6/6/14	23,185	23,185
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.040%	6/6/14	10,415	10,415
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.060%	6/6/14	9,565	9,565
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.060%	6/6/14	1,500	1,500
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.060%	6/6/14	20,475	20,475
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/14 (Prere.)	1,350	1,352
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/14 (ETM)	1,500	1,503
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	2,875	2,881
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	2,500	2,505
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	1,280	1,282
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	1,000	1,002
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14	3,100	3,185
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	12/15/14 (ETM)	1,665	1,716
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	1,000	1,050
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	1,950	2,053
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	2,050	2,158
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.040%	6/6/14 LOC	15,100	15,100
New Jersey Turnpike Authority Revenue VRDO	0.050%	6/6/14 LOC	38,000	38,000
North Bergen Township NJ BAN	1.000%	4/1/15	10,649	10,720
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.140%	6/6/14 LOC	59,800	59,800
1 Nuveen New Jersey Premium Income Municipal
Fund VRDP VRDO	0.140%	6/6/14 LOC	10,000	10,000
Paramus Borough NJ BAN	1.000%	2/20/15	10,105	10,154
Port Authority of New York & New Jersey
Revenue	2.000%	9/15/14	3,700	3,720
Port Authority of New York & New Jersey
Revenue CP	0.080%	8/6/14	9,235	9,235

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue CP	0.070%	8/13/14	11,975	11,975
Port Authority of New York & New Jersey
Revenue CP	0.070%	8/13/14	6,805	6,805
Port Authority of New York & New Jersey
Revenue CP	0.070%	8/21/14	2,800	2,800
Port Authority of New York & New Jersey
Revenue CP	0.090%	9/10/14	9,000	9,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	6/6/14	770	770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	6/6/14	10,125	10,125
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	6/6/14	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	6/6/14	2,700	2,700
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	6/6/14	2,100	2,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	6/6/14	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.090%	6/6/14	9,095	9,095
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	6/6/14	3,495	3,495
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	6/6/14	8,000	8,000
Princeton University New Jersey CP	0.050%	6/2/14	16,300	16,300
Princeton University New Jersey CP	0.050%	6/2/14	7,700	7,700
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.060%	6/6/14	6,700	6,700
Rutgers State University New Jersey Revenue
VRDO	0.060%	6/2/14	63,960	63,960
Secaucus NJ BAN	1.000%	1/9/15	5,573	5,595
South Jersey Transportation Authority New
Jersey Transportation System Revenue VRDO	0.020%	6/6/14 LOC	7,940	7,940
Union County NJ BAN	0.750%	6/27/14	68,000	68,028
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	6/2/14	20,220	20,220
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.010%	6/2/14	25,745	25,745
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.080%	6/6/14	14,815	14,815
Voorhees Township NJ BAN	0.750%	8/29/14	5,795	5,803
Wayne Township NJ BAN	1.000%	7/22/14	15,780	15,796
West Orange Township NJ BAN	1.000%	10/21/14	8,186	8,206
West Orange Township NJ BAN	1.000%	5/19/15	8,146	8,202
				1,568,275

New Jersey Tax-Exempt Money Market Fund

				Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
Puerto Rico (0.9%)
Puerto Rico GO	5.000%	7/1/14 (Prere.)	1,000	1,004
Puerto Rico Highway & Transportation Authority
Revenue	5.125%	7/1/14 (Prere.)	1,100	1,104
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.375%	7/1/14 (Prere.)	12,400	12,452
				14,560
Total Tax-Exempt Municipal Bonds (Cost $1,582,835)				1,582,835
Other Assets and Liabilities (-1.5%)
Other Assets				7,862
Liabilities				(31,139)
				(23,277)
Net Assets (100%)
Applicable to 1,559,271,694 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,559,558
Net Asset Value Per Share				$1.00

At May 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,559,560
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(2)
Net Assets				1,559,558

■See Note A in Notes to Financial Statements

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $217,660,000, representing 14.0% of net assets.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2014.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2014
($000)
Investment Income
Income
Interest	790
Total Income	790
Expenses
The Vanguard Group—Note B
Investment Advisory Services	154
Management and Administrative	892
Marketing and Distribution	218
Custodian Fees	12
Shareholders’ Reports	5
Trustees’ Fees and Expenses	1
Total Expenses	1,282
Expenses Reduction—Note B	(572)
Net Expenses	710
Net Investment Income	80
Realized Net Gain (Loss) on Investment Securities Sold	(5)
Net Increase (Decrease) in Net Assets Resulting from Operations	75

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80	238
Realized Net Gain (Loss)	(5)	21
Net Increase (Decrease) in Net Assets Resulting from Operations	75	259
Distributions
Net Investment Income	(80)	(238)
Realized Capital Gain	—	—
Total Distributions	(80)	(238)
Capital Share Transactions (at $1.00 per share)
Issued	535,705	1,111,779
Issued in Lieu of Cash Distributions	77	229
Redeemed	(597,346)	(1,232,421)
Net Increase (Decrease) from Capital Share Transactions	(61,564)	(120,413)
Total Increase (Decrease)	(61,569)	(120,392)
Net Assets
Beginning of Period	1,621,127	1,741,519
End of Period	1,559,558	1,621,127

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0004	.001	.001	.005
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0004	.001	.001	.005
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0004)	(.001)	(.001)	(.005)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0004)	(.001)	(.001)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.01%	0.04%	0.06%	0.11%	0.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,560	$1,621	$1,742	$1,949	$2,206	$2,546
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.12%[2]	0.16%	0.17%	0.17%	0.17%[3]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.03%	0.07%	0.11%	0.46%
The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2014 and 0.16% for 2013. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market funds of 0.04% for 2009.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and for the period ended May 31, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2014, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2014, the fund had contributed capital of $166,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

For the period ended May 31, 2014, Vanguard’s expenses were reduced by $572,000 (an effective annual rate of 0.07% of the fund’s average net assets).

New Jersey Tax-Exempt Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2014, that would require recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2014

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VNJTX		VNJUX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	2.61%		2.69%

Financial Attributes
		Barclays
		NJ	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	426	1,345	46,274
Yield to Maturity
(before expenses)	2.6%	2.5%	2.3%
Average Coupon	4.3%	4.7%	4.8%
Average Duration	6.5 years	7.6 years	7.2 years
Average Stated
Maturity	14.0 years	12.0 years	13.4 years
Short-Term
Reserves	6.4%	—	—

Volatility Measures
	Barclays NJ	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.98
Beta	1.02	1.12
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year		9.8%
1 - 3 Years		5.5
3 - 5 Years		2.3
5 - 10 Years		14.9
10 - 20 Years		37.9
20 - 30 Years		28.8
Over 30 Years		0.8

Distribution by Credit Quality (% of portfolio)
AAA		7.4%
AA		29.2
A		53.4
BBB		7.8
BB		0.8
B		0.3
Not Rated		1.1
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2014, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2003, Through May 31, 2014
				Barclays NJ
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2004	4.56%	-1.23%	3.33%	4.19%
2005	4.42	-1.13	3.29	4.55
2006	4.61	2.40	7.01	6.85
2007	4.34	-2.30	2.04	2.15
2008	4.11	-7.60	-3.49	-2.61
2009	4.61	7.58	12.19	13.15
2010	4.11	-0.52	3.59	4.28
2011	4.24	1.30	5.54	5.85
2012	3.91	7.16	11.07	11.65
2013	3.41	-7.24	-3.83	-3.31
2014	1.93	4.57	6.50	5.64
Note: For 2014, performance data reflect the six months ended May 31, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	1.00%	5.40%	4.21%	-0.10%	4.11%
Admiral Shares	5/14/2001	1.08	5.48	4.29	-0.10	4.19

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
New Jersey (98.7%)
Atlantic City NJ GO	4.000%	11/1/16	2,700	2,882
Atlantic City NJ GO	4.000%	11/1/17	3,965	4,275
Atlantic City NJ GO	4.000%	11/1/18	450	488
Atlantic City NJ GO	5.000%	11/1/22	3,000	3,422
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,541
Bayonne NJ GO	5.750%	7/1/35	7,500	8,287
Bergen County NJ Improvement Authority	5.000%	2/15/19	450	529
Bergen County NJ Improvement Authority	5.000%	2/15/20	455	543
Bergen County NJ Improvement Authority	5.000%	2/15/39	4,000	4,550
Bernards Township NJ School District GO	4.000%	7/15/24	1,400	1,575
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/23	1,000	1,194
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/24	1,000	1,201
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/24	700	827
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/25	500	595
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	314
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste Project)	5.000%	10/1/26	2,100	2,470
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste Project)	5.000%	10/1/27	4,100	4,793
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,605	13,748
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/25	1,350	1,380
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School
of Osteopathic Medicine Project)	5.000%	12/1/32	4,000	4,410
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	4,077
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,624

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	10,911
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	1,040	1,225
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	500	592
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	1,000	1,162
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,386
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/26	700	747
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,000	1,140
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,608
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,683
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,854
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,597
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,381
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,457
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	9,060	9,772
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	16,574
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,067
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,745
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	6/6/14 LOC	4,090	4,090
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.050%	6/6/14 LOC	4,700	4,700
East Brunswick Township NJ Board of Education
GO	5.000%	11/1/20	1,000	1,202
East Brunswick Township NJ Board of Education
GO	5.000%	11/1/21	1,125	1,365
East Brunswick Township NJ Board of Education
GO	5.000%	11/1/22	1,000	1,221
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/24 (14)	5,000	6,181
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.040%	6/6/14 LOC	1,900	1,900
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.000%	11/1/21	2,390	2,908
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.250%	11/1/21 (4)	6,000	7,403
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	10,190	8,213
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28 (4)	15,990	20,656

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	9/1/23	400	482
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	9/1/24	500	597
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.010%	6/2/14	6,500	6,500
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,390	1,516
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,080
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/24	1,070	1,225
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/25	500	565
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	886
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	5.750%	1/1/35	2,000	2,242
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	6.000%	1/1/40	3,000	3,390
Jersey City NJ GO	5.000%	3/1/19	1,550	1,784
Jersey City NJ GO	5.000%	3/1/22	1,750	2,047
Lenape NJ Regional High School District GO	4.000%	3/15/25	1,580	1,749
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/21	1,000	1,195
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/24	1,375	1,618
Middlesex County NJ COP	5.000%	10/15/23	1,455	1,713
Middlesex County NJ COP	5.000%	10/15/24	1,055	1,247
Middlesex County NJ COP	5.000%	10/15/25	1,155	1,365
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	5.875%	8/1/31	1,000	1,163
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	6.000%	8/1/38	3,900	4,553
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (ETM)	20	20
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	6
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/23	1,400	1,721
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/25	445	556
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,737
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/24	1,970	2,377
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/25	1,000	1,200
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/26	1,200	1,428
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/27	1,090	1,290

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/28	1,000	1,177
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/29	1,235	1,444
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/18	1,250	1,433
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/19	865	1,003
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,871
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,172
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,211
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,189
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	699
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	521
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	632
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	662
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,047
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,463
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,764
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,077
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,000	4,475
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	4,475	4,964
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	935	941
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.060%	6/2/14 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.060%	6/2/14 LOC	13,200	13,200
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,172
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	8,500	9,678
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,615
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	2,500	2,732
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,168
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,507
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.060%	6/2/14 LOC	4,200	4,200
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,182
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	16,711
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,980

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	17,866
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project) VRDO	0.040%	6/6/14 LOC	4,800	4,800
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	9,500	9,851
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	1,000	1,037
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	8,000	8,295
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	9,500	9,860
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (Prere.)	3,480	3,687
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,874
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,515
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,530
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,453
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,844
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	3,001
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,849
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	4,085
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,588
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	11,650	13,563
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	434
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,980
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	10,000	11,370
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,431
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,654
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	24,965	28,006
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,667
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,000	7,802
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,702
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,830
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	9,625	10,667

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	7,053
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,428
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,786
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	1,005	1,105
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	4,129
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,635
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	13,186
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,410
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	5,000	5,298
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	26,625	28,212
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.180%	6/6/14 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	4,203
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.000%	6/1/18	1,390	1,530
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.375%	6/1/25	1,340	1,465
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.750%	6/1/31	1,160	1,272
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.875%	6/1/42	8,000	8,767
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.060%	6/2/14	8,100	8,100
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.060%	6/2/14	15,400	15,400
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	6,260	7,136
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	2,580	2,978
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,193

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,145
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,281
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,369
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,731
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,388
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,755
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,026
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/14 (Prere.)	5,015	5,076
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,275
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,843
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,326
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (14)	3,000	3,318
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,243
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	14,214
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	4,942
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,391
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	10,000	11,166
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/44	5,000	5,565
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,205
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,049
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,099
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,095
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/24	3,450	4,341
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,887
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,756
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,281
2 New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	7,400	8,023
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,275

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,382
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/44	5,000	5,770
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,591
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,658
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,733
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,244
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,590
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,412
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,393
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,100
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,314
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,638
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18 (ETM)	420	515
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	1,430	1,797
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	84
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	9,459
1 New Jersey Educational Facilities Authority
Revenue TOB VRDO	0.240%	6/2/14	7,000	7,000
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	135	161
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	180	215
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	4,095	4,735
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,279
New Jersey GO	5.000%	8/15/19	5,000	5,877
New Jersey GO	5.000%	6/1/20	915	1,065
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/23	8,580	10,055
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/27	13,165	14,931
New Jersey Health Care Facilities Financing
Authority Department of Human Services Lease
Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,588
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	7,725

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,234
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,664
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,751
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,861
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,948
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	10,561
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,750	1,971
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/19	2,000	2,278
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	750	871
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	2,600	2,988
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/24	4,400	5,011
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	6,680	7,520
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.000%	7/1/18	1,000	1,033
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.500%	7/1/30	3,055	3,108
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.500%	7/1/36	6,800	6,906
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,366
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,445
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,395
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,272
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,846
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,728

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,103
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical Center)	4.250%	7/1/18	815	876
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical Center)	5.000%	7/1/25	3,215	3,384
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,616
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,906
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,297
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,250	2,456
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,300
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,850
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,000	1,171
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,731
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,713
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	1,250	1,429
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,259
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,000	2,235
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,464
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	3,635	4,021
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,181
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,270	4,502
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.210%	6/6/14 (12)	4,635	4,635
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.040%	6/6/14 LOC	2,400	2,400

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	2,045	2,238
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	2,000	2,165
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	5,500	5,881
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.040%	6/6/14 LOC	2,000	2,000
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,000	5,330
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	7,774
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	8,939
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/16	1,500	1,619
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,097
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,247
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,032
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,000	2,203
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	4,600	5,033
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	6.625%	7/1/38	3,880	4,198
New Jersey Health Care Facilities Financing
Authority Revenue (St. Lukes Warren Hospital
Obligated Group)	4.500%	8/15/43	5,800	5,834
New Jersey Health Care Facilities Financing
Authority Revenue (Underwood Memorial
Hospital) VRDO	0.060%	6/6/14 LOC	4,400	4,400
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/23	2,390	2,817
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/24	3,120	3,665
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/25	3,470	4,038
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,766

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,576
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,406
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,719
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,305
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,010	3,256
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.040%	6/2/14 LOC	3,900	3,900
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.040%	6/6/14 LOC	1,800	1,800
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	4,255	4,514
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,275	1,339
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,275	1,339
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,624
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	4,005	4,222
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	1,170	1,205
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.040%	6/6/14	7,000	7,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.040%	6/6/14	2,900	2,900
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,672
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,440
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	284
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	436
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,755
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,486
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,120	1,314
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	15,999
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,265
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,125
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	6,047
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,978
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,776
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	2,500	2,876

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	6,104
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/25	4,500	5,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,693
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	6,000	3,644
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,618
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	11,245	12,864
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,898
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	4,750
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	23,000	12,337
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	3,132
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	6,970	3,587
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,708
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,448
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	4,736
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	6,044
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	1,500	1,703
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,872
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	13,500	5,986
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	10,912
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	4,203
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	22,151
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/33	9,500	10,325
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	1,994
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,196
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	3,086
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,829
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	2,124
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	3,852

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	363
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/38	22,105	23,769
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	1,925
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	4,443
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,964
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,970
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,400	6,141
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	4,175
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	11,166
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	17,750	18,841
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.080%	6/6/14 LOC	2,515	2,515
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.040%	6/6/14 LOC	3,400	3,400
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.060%	6/6/14 LOC	6,000	6,000
New Jersey Turnpike Authority Revenue	5.000%	1/1/15 (Prere.)	16,000	16,455
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,713
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	7,705	8,083
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	6,720	7,380
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	8,335	9,131
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,902
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,435
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	6,893
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,492
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,728
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	26,000	28,343
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	18,285	20,267
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,421
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	100
North Hudson NJ Sewerage Authority Revenue	5.000%	6/1/42	5,070	5,479
Ocean County NJ GO	5.000%	6/1/24	1,440	1,731
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	1,600	1,797
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/24	2,610	2,986
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/25	2,740	3,127
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/26	2,885	3,262

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
Passaic Valley NJ Sewage Commissioners Sewer
System Revenue	5.750%	12/1/19	1,680	1,997
Passaic Valley NJ Sewage Commissioners Sewer
System Revenue	5.750%	12/1/20	1,450	1,726
Passaic Valley NJ Sewage Commissioners Sewer
System Revenue	5.750%	12/1/21	3,500	4,200
3 Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,572
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/25	3,000	3,563
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,565
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,359
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	5,100
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,743
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,867
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	3,974
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,542
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	3,500	3,839
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,423
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	8,019
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,361
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,854
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/38	6,600	7,417
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	6,600	7,444
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	16,250	18,337
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	4,000	4,517
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	16,065	17,449
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,486
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,359
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,568
River Dell NJ Regional School District GO	4.000%	3/1/23	500	562
River Dell NJ Regional School District GO	4.000%	3/1/24	890	989
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,668
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,756

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
Rutgers State University New Jersey Revenue	5.000%	5/1/33	10,000	11,337
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,364
Rutgers State University New Jersey Revenue	5.000%	5/1/38	5,460	6,100
Rutgers State University New Jersey Revenue	5.000%	5/1/43	12,590	13,995
Rutgers State University New Jersey Revenue
VRDO	0.060%	6/2/14	5,000	5,000
Rutgers State University New Jersey Revenue
VRDO	0.060%	6/2/14	535	535
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,478
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,466
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,216
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,451
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,506
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,252
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,435	2,664
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,173
South Jersey Transportation Authority New
Jersey Transportation System Revenue VRDO	0.020%	6/6/14 LOC	3,000	3,000
Tobacco Settlement Financing Corp. New Jersey
Revenue	4.500%	6/1/23	15,000	14,989
Tobacco Settlement Financing Corp. New Jersey
Revenue	4.625%	6/1/26	5,030	4,476
Tobacco Settlement Financing Corp. New Jersey
Revenue	0.000%	6/1/41	25,000	6,050
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/41	2,955	2,320
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,566
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,369
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/14 (Prere.)	1,975	1,979
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/14 (Prere.)	2,185	2,190
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/14 (Prere.)	2,420	2,425
West Deptford Township NJ GO	5.000%	7/1/22 (4)	1,555	1,737
West Deptford Township NJ GO	5.000%	7/1/23 (4)	1,035	1,155
				1,950,225
Guam (0.3%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	5,000	5,337

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	959

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value■
	Coupon	Date	($000)	($000)
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	3,390	3,447
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	3,000	3,434
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,609
				8,490
Total Tax-Exempt Municipal Bonds (Cost $1,858,550)				1,965,011
Other Assets and Liabilities (0.6%)
Other Assets				29,443
Liabilities				(18,125)
				11,318
Net Assets (100%)				1,976,329

At May 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,869,050
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				889
Unrealized Appreciation (Depreciation)
Investment Securities				106,461
Futures Contracts				(71)
Net Assets				1,976,329

Investor Shares—Net Assets
Applicable to 20,443,957 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				248,877
Net Asset Value Per Share—Investor Shares				$12.17

Admiral Shares—Net Assets
Applicable to 141,901,055 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,727,452
Net Asset Value Per Share—Admiral Shares				$12.17

■See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $15,385,000, representing 0.8% of net assets.

2 Securities with a value of $542,000 have been segregated as initial margin for open futures contracts.

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2014.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2014
($000)
Investment Income
Income
Interest	37,068
Total Income	37,068
Expenses
The Vanguard Group—Note B
Investment Advisory Services	88
Management and Administrative—Investor Shares	199
Management and Administrative—Admiral Shares	770
Marketing and Distribution—Investor Shares	30
Marketing and Distribution—Admiral Shares	135
Custodian Fees	13
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,242
Net Investment Income	35,826
Realized Net Gain (Loss)
Investment Securities Sold	2,032
Futures Contracts	(418)
Realized Net Gain (Loss)	1,614
Change in Unrealized Appreciation (Depreciation)
Investment Securities	84,540
Futures Contracts	(71)
Change in Unrealized Appreciation (Depreciation)	84,469
Net Increase (Decrease) in Net Assets Resulting from Operations	121,909

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,826	74,438
Realized Net Gain (Loss)	1,614	25,284
Change in Unrealized Appreciation (Depreciation)	84,469	(182,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	121,909	(82,559)
Distributions
Net Investment Income
Investor Shares	(4,536)	(9,881)
Admiral Shares	(31,290)	(64,557)
Realized Capital Gain[1]
Investor Shares	(452)	—
Admiral Shares	(3,042)	—
Total Distributions	(39,320)	(74,438)
Capital Share Transactions
Investor Shares	(7,714)	(35,306)
Admiral Shares	7,175	(90,637)
Net Increase (Decrease) from Capital Share Transactions	(539)	(125,943)
Total Increase (Decrease)	82,050	(282,940)
Net Assets
Beginning of Period	1,894,279	2,177,219
End of Period	1,976,329	1,894,279

1 Includes fiscal 2014 short-term gain distributions totaling $204,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.66	$12.57	$11.73	$11.58	$11.64	$10.82
Investment Operations
Net Investment Income	. 218.433		.439	.471	.476	.477
Net Realized and Unrealized Gain (Loss)
on Investments	. 532	(. 910)	. 840.150		(. 060)	. 820
Total from Investment Operations	.750	(.477)	1.279	.621	.416	1.297
Distributions
Dividends from Net Investment Income	(. 218)	(. 433)	(. 439)	(. 471)	(. 476)	(. 477)
Distributions from Realized Capital Gains	(.022)	—	—	—	—	—
Total Distributions	(. 240)	(. 433)	(. 439)	(. 471)	(. 476)	(. 477)
Net Asset Value, End of Period	$12.17	$11.66	$12.57	$11.73	$11.58	$11.64

Total Return[1]	6.50%	-3.83%	11.07%	5.54%	3.59%	12.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$249	$246	$303	$294	$361	$473
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.69%	3.60%	3.62%	4.11%	4.06%	4.22%
Portfolio Turnover Rate	12%	35%	17%	12%	17%	22%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account services fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.66	$12.57	$11.73	$11.58	$11.64	$10.82
Investment Operations
Net Investment Income	. 223.442		.449	.480	.485	.487
Net Realized and Unrealized Gain (Loss)
on Investments	. 532	(. 910)	. 840.150		(. 060)	. 820
Total from Investment Operations	.755	(.468)	1.289	.630	.425	1.307
Distributions
Dividends from Net Investment Income	(. 223)	(. 442)	(. 449)	(. 480)	(. 485)	(. 487)
Distributions from Realized Capital Gains	(.022)	—	—	—	—	—
Total Distributions	(. 245)	(. 442)	(. 449)	(. 480)	(. 485)	(. 487)
Net Asset Value, End of Period	$12.17	$11.66	$12.57	$11.73	$11.58	$11.64

Total Return	6.54%	-3.75%	11.15%	5.62%	3.68%	12.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,727	$1,648	$1,874	$1,649	$1,718	$1,560
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.77%	3.68%	3.70%	4.19%	4.14%	4.30%
Portfolio Turnover Rate	12%	35%	17%	12%	17%	22%
The expense ratio, net income raito, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and for the period ended May 31, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2014, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2014, the fund had contributed capital of $205,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New Jersey Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2014, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,965,011	—
Futures Contracts—Assets[1]	26	—	—
Total	26	1,965,011	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2014	(240)	(30,124)	(71)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2014, the cost of investment securities for tax purposes was $1,859,276,000. Net unrealized appreciation of investment securities for tax purposes was $105,735,000, consisting of unrealized gains of $110,962,000 on securities that had risen in value since their purchase and $5,227,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2014, the fund purchased $106,392,000 of investment securities and sold $162,314,000 of investment securities, other than temporary cash investments.

New Jersey Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	May 31, 2014		November 30, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	25,289	2,133	55,137	4,561
Issued in Lieu of Cash Distributions	4,081	344	7,984	667
Redeemed	(37,084)	(3,126)	(98,427)	(8,224)
Net Increase (Decrease)—Investor Shares	(7,714)	(649)	(35,306)	(2,996)
Admiral Shares
Issued	97,444	8,204	204,753	16,986
Issued in Lieu of Cash Distributions	25,376	2,138	47,117	3,938
Redeemed	(115,645)	(9,801)	(342,507)	(28,663)
Net Increase (Decrease)—Admiral Shares	7,175	541	(90,637)	(7,739)

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2014, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2013	5/31/2014	Period
Based on Actual Fund Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,000.05	$0.45
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,065.02	$1.03
Admiral Shares	1,000.00	1,065.44	0.62
Based on Hypothetical 5% Yearly Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,024.48	$0.45
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.09%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for
Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the New Jersey Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced New Jersey Tax-Exempt Money Market Funds Average: New Jersey Tax-Exempt Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average thereafter.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 17, 2014
VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 17, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.